PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Schedule of changes in projected pension benefit obligations and plan assets of pension plan (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	Rp 8,509	Rp 9,717
Service costs	657	504
Interest costs and interest income from assets	595	607
Cost recognized in the consolidated statement of profit or loss	1,492	1,403
Changes in asset ceiling excluding amount in net interest	(88)	84
Actuarial (gain) losses	1,698	(1,536)
Benefits paid by employer	(50)	(65)
Effect on transfer of IndiHome business to Telkomsel	(61)
Pension benefit obligations at end of year	9,862	8,509
The Company | Additional pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	44
Service costs		37
Interest costs and interest income from assets	3
Cost recognized in the consolidated statement of profit or loss	3	37
Actuarial (gain) losses	(1)	7
Benefits paid by employer	(2)
Effect on transfer of IndiHome business to Telkomsel	0
Pension benefit obligations at end of year	44	44
The Company | Other post-employment benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	268	300
Service costs	7	8
Interest costs and interest income from assets	15	17
Cost recognized in the consolidated statement of profit or loss	22	25
Actuarial (gain) losses	2	(14)
Benefits paid by employer	(38)	(43)
Effect on transfer of IndiHome business to Telkomsel	(10)
Pension benefit obligations at end of year	244	268
The Company | Long Service Employee Benefit
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	1	4
Service costs	1	1
Cost recognized in the consolidated statement of profit or loss	1	1
Benefits paid by employer	(1)	(4)
Pension benefit obligations at end of year	1	1
The Company | Unfunded | Pension defined benefit plans [member]
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	522	613
Service costs	22	24
Interest costs and interest income from assets	32	34
Cost recognized in the consolidated statement of profit or loss	54	58
Actuarial (gain) losses	(246)	(55)
Benefits paid by employer	(53)	(94)
Effect on transfer of IndiHome business to Telkomsel	(19)
Pension benefit obligations at end of year	258	522
The company and its subsidiaries
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	1,763	1,843
Service costs	182	148
Interest costs and interest income from assets	115	51
Cost recognized in the consolidated statement of profit or loss	297	199
Actuarial (gain) losses	(286)	(75)
Benefits paid by employer	(196)	(204)
Effect on transfer of IndiHome business to Telkomsel	(26)
Pension benefit obligations at end of year	1,552	1,763
The company and its subsidiaries | Obligation under the Labor Law
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	928	926
Service costs	152	78
Interest costs and interest income from assets	65
Cost recognized in the consolidated statement of profit or loss	217	78
Actuarial (gain) losses	(41)	(13)
Benefits paid by employer	(102)	(63)
Effect on transfer of IndiHome business to Telkomsel	3
Pension benefit obligations at end of year	Rp 1,005	Rp 928